Segment Information - Reconciliation of Revenue and Segment EBITDA from Segments to Consolidated (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenues:	$ 8,252	$ 8,012	$ 8,437
Depreciation and amortization	(440)	(415)	(372)
Impairment and restructuring charges	(133)	(121)	(105)
Equity losses of affiliates	(6)	(127)	(13)
Interest expense, net	(18)	(49)	(44)
Other, net	(59)	3	47
Income before income tax expense from continuing operations	585	380	837
Income tax expense from continuing operations	(206)	(152)	(64)
Net income	354	187	760
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	379	228	773
Net loss from discontinued operations, net of tax	(25)	(41)	(13)
Dow Jones
Segment Reporting Information [Line Items]
Revenues:	2,231	2,153	2,004
Total Segment EBITDA	542	494	433
Depreciation and amortization	(153)	(152)	(119)
Digital Real Estate Services
Segment Reporting Information [Line Items]
Revenues:	1,658	1,539	1,741
Total Segment EBITDA	508	457	574
Depreciation and amortization	(137)	(123)	(112)
Book Publishing
Segment Reporting Information [Line Items]
Revenues:	2,093	1,979	2,191
Total Segment EBITDA	269	167	306
Depreciation and amortization	(54)	(49)	(49)
News Media
Segment Reporting Information [Line Items]
Revenues:	2,270	2,341	2,501
Total Segment EBITDA	133	173	238
Depreciation and amortization	(91)	(84)	(84)
Other
Segment Reporting Information [Line Items]
Revenues:	0	0	0
Total Segment EBITDA	(211)	(202)	(227)
Depreciation and amortization	$ (5)	$ (7)	$ (8)